Organization and Principal Activities (Tables)	6 Months Ended
Dec. 31, 2025
Organization and Principal Activities [Abstract]
Schedule of Consolidated Financial Statements

The consolidated financial statements of the Company included the following entities:

	Date of incorporation	Place of incorporation	Percentage of ownership	Principal activities
The Company	January 3, 2020	Cayman Islands	100%	Parent Holding
Wholly owned subsidiaries
Pop HK	January 20, 2020	Hong Kong	100%	Investment holding
Heliheng (disposed on December 26, 2025)	March 13, 2020	PRC	100%	Consultancy and information technology support
Pop Culture Global Operations Inc.	December 3, 2021	California	100%	Overseas hip-hop resource integration and business development
CPFH Holding Limited	December 21, 2023	Hong Kong	100%	Investment holding
Fujian Hualiu Culture & Sports Industry Development Co., Ltd. (formerly known as “Fujian Pupu Shuzhi Sports Industry Development Co., Ltd.”)	July 21, 2022	PRC	100%	Holding sports performance activities
Yi Caishen (Xiamen) Trading Co., Ltd. (“Yi Caishen”)	December 5, 2017	PRC	100%	Trading
Huaya Time (Xiamen) Real Estate Management Co., Ltd. (“Huaya”) (disposed on December 26, 2025)	November 27, 2024	PRC	100%	Real estate holding
VIE
Pop Culture	March 29, 2007	PRC	VIE	Event planning, execution, and hosting
VIE’s subsidiaries
Shanghai Pupu Sibo Sports Technology Development Co., Ltd. (“Pupu Sibo”)	March 30, 2017	PRC	60% owned by VIE	Event planning and execution
Jiangxi Hualiu Culture Technology Co., Ltd. (former name “Xiamen Pop Network Technology Co., Ltd.”) (“Jiangxi Hualiu”)	June 6, 2017	PRC	100% owned by VIE	Marketing
Guangzhou Shuzhi Culture Communication Co., Ltd. (“Guangzhou Shuzhi”)	December 19, 2018	PRC	100% owned by VIE	Event planning and execution
Shenzhen Pop Digital Industrial Development Co., Ltd. (“Shenzhen Pop”)	January 17, 2020	PRC	100% owned by VIE	Event planning and execution
Xiamen Pupu Digital Technology Co., Ltd. (“Pupu Digital”)	June 20, 2022	PRC	100% owned by the VIE	Cultural technology
Hualiu Digital Entertainment (Beijing) International Culture Media Co., Ltd. (“Hualiu Digital”)	April 14, 2022	PRC	100% owned by the VIE	Acting broker and self-branding development
Zhongpu Shuyuan (Xiamen) Digital Technology Co., Ltd. (“Zhongpu Shuyuan”)*	March 30, 2022	PRC	54% owned by the VIE	Digital collection and Metaverse
Xiamen Qiqin Technology Co., Ltd. (“Xiamen Qiqin”)	October 18, 2021	PRC	54% owned by the VIE	IPC License
Xiamen Pop Shuzhi Culture Communication Co., Ltd. (“Pop Shuzhi”)	May 16, 2022	PRC	100% owned by the VIE	Online and offline advertising marketing and exhibitions
Xiamen Hand In Hand Network Technology Co., Ltd.	October 25, 2021	PRC	100% owned by the VIE	Online digital marketing activities business
Xiamen Hualiu Music Culture Communication Co., Ltd. (“Hualiu Music”) **	May 29, 2024	PRC	40% owned by the VIE	Online and offline music products
Subsidiaries disposed
Heliheng	Disposed on December 26, 2025	PRC	100%	Consultancy and information technology support
Huaya Time (Xiamen) Real Estate Management Co., Ltd. (“Huaya”)	Disposed on December 26, 2025	PRC	100%	Real estate holding

*	Zhongpu Shuyuan is 51% owned by Jiangxi Hualiu and 10% owned by Junpu Jiyuan. Junpu Jiyuan is 30% owned by Jiangxi Hualiu.

**	Through an act in concert arrangement with another shareholder, the Company obtained 20% additional voting rights, combined with its 40% equity investment in Hualiu Music, the Company can control Hualiu Music.

Schedule of Financial Statement Amounts and Balances of VIE and its Subsidiaries

The following financial statement amounts and balances of the VIE and its subsidiaries were included in the accompanying unaudited condensed consolidated financial statements after the elimination of intercompany transactions:

	As of December 31,	As of June 30,
	2025	2025

Total assets	$39,604,825	$51,503,354
Total liabilities	$29,998,239	$46,481,038

	For the Six Months Ended, December 31,
	2025	2024
Total revenue	$66,770,594	$41,503,658
Net income	$10,742,376	$3,110,593

Net cash provided by (used in) operating activities	$6,287,592	$(248,406)
Net cash provided by investing activities	$617,348	$644,702
Net cash provided by (used in) financing activities	$(6,686,525)	$404,379